SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT General (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Condensed Financial Statements, Captions
Interest paid (net of interest capitalized)	$ 53	$ 65	[1]	$ 213	[2]	$ 190		$ 191
Income taxes paid				0		23	[3]	56
Income tax refund	$ 13	$ 1				128
ITC Holdings
Condensed Financial Statements, Captions
Interest paid (net of interest capitalized)				115		112		104
Income taxes paid				0		23	[4]	56
Equity transfers to (from) subsidiaries				$ (2)		0		$ 1
Income tax refund						$ 128
Regulated Operating Subsidiaries [Member]
Condensed Financial Statements, Captions
FERC approved capital structure, equity percentage				60.00%
FERC approved capital structure, debt percentage				40.00%

[1]	Amount for the three months ended March 31, 2017 includes $10 million of interest paid associated with the ROE complaints. See Note 14 for information on the ROE complaints.
[2]	Amount for the year ended December 31, 2017 includes $9 million of interest paid associated with the ROE complaints. See Note 17 for information on the ROE complaints.
[3]	Amount for the year ended December 31, 2016 does not include the income tax refund of $128 million received from the IRS in August 2016, which resulted from the election of bonus depreciation as described in Note 5.
[4]	Amount for the year ended December?31, 2016 does not include the income tax refund of $128 million received from the Internal Revenue Service in August 2016, which resulted from the election of bonus depreciation as described in Note 5 to the consolidated financial statements.